COMMITMENTS AND CONTINGENT LIABILITIES (Details) (USD $)					12 Months Ended				12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 SFL West Polaris and SFL Deepwater [Member]	Dec. 31, 2013 Corte Real [Member]	Dec. 31, 2013 SFL Linus [Member]	Dec. 31, 2012 SFL Linus [Member]	Dec. 31, 2013 Financial Guarantee [Member] SFL West Polaris and SFL Deepwater [Member]	Oct. 31, 2013 SFL Linus [Member]	Dec. 31, 2013 Jack Up Drilling Rig [Member] SFL Linus [Member]	Jun. 30, 2014 Scenario, Forecast [Member] SFL Linus [Member] Financial Guarantee [Member]
Commitments and Contingencies Disclosure [Abstract]
Book value of assets pledged under ship mortgages	$ 1,994,000,000	$ 2,240,000,000
Related Party Transaction [Line Items]
Revolving credit facility, amount drawn			1,131,600,000
Guarantee on loan facility							280,000,000			90,000,000
Term loan facility, principal amount								475,000,000
Amount of loan to unrelated third party guaranteed				48,100,000
Contractual commitments under newbuilding contracts					$ 794,800,000	$ 189,600,000			$ 405,000,000